Accrued liabilities - Narrative (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) employee	Mar. 31, 2022 employee
Subclassifications of assets, liabilities and equities [abstract]
Number of employees | employee	1,783	1,412
Increase in accrued interest on external loans | €	€ 10.9